Employee Benefit Plans (Shares Available for Grant) (Details)	12 Months Ended
	Jul. 31, 2012		Jul. 31, 2011	Jul. 31, 2010
Shares Available for Grant [Roll Forward]
Options granted	(3,274,557)		(2,214,969)	(4,559,765)
Options canceled	365,059		469,983	369,837
Capital shares reserved for future issuance	18,046,055		36,994,416
Stock Option [Member]
Shares Available for Grant [Roll Forward]
Capital shares reserved for future issuance	11,847,046		9,566,792
Restricted Stock Units (RSUs) [Member]
Shares Available for Grant [Roll Forward]
RSU's granted	(35,550)
Capital shares reserved for future issuance	35,550		0
2012 Plan [Member]
Shares Available for Grant [Roll Forward]
Authorized	5,025,101	[1]
Shares available for grant, ending balance	4,640,628		0
Capital shares reserved for future issuance	5,000,000
Available for future issuance	25,101
2012 Plan [Member] | Stock Option [Member]
Shares Available for Grant [Roll Forward]
Options granted	(487,695)
Options canceled	138,772	[2]
2012 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Shares Available for Grant [Roll Forward]
RSU's granted	(35,550)

[1]	Shares of common stock reserved for issuance under the 2012 Equity Incentive Plan consist of (a) 5,000,000 shares of common stock reserved for future issuance under the 2012 Plan and (b) 25,101 shares of common stock previously reserved but unissued under the 2003 Plan on the effective date of the 2012 Plan that are now available for issuance under the 2012 Plan. In addition, any shares subject to outstanding awards under the 2003 Plan that are issuable upon the exercise of options that expire or become unexercisable for any reason without having been exercised in full will be available for future grant and issuance under the 2012 Plan.
[2]	Includes canceled or expired options under the 2003 Plan that expired unexercised which become available for grant under the 2012 Plan according to its terms.